PRINCIPAL ACCOUNTING POLICIES - Value added tax ("VAT") and surcharges (Details)	12 Months Ended
Dec. 31, 2018
Minimum
Surcharge on VAT (as a percent)	11.00%
Maximum
Surcharge on VAT (as a percent)	13.00%
Sales of cars | Minimum
VAT rate (as a percent)	16.00%
Sales of cars | Maximum
VAT rate (as a percent)	17.00%
Transaction facilitation
VAT rate (as a percent)	6.00%
Loan facilitation
VAT rate (as a percent)	6.00%
Others
VAT rate (as a percent)	6.00%